Personnel expenses	12 Months Ended
Dec. 31, 2019
Personnel expenses [Abstract]
Personnel expenses

40.   Personnel expenses

a) Breakdown

The breakdown of “Personnel expenses” is as follows:

Thousand of reais	2019	2018	2017
Wages and salaries	5,876,328	5,812,688	5,713,702
Social security costs	1,276,620	1,404,537	1,381,229
Benefits	1,491,485	1,387,078	1,309,314
Defined benefit pension plans (note 22)	10,917	8,939	20,081
Contributions to defined contribution pension plans	131,885	131,388	87,099
Share-based compensation	88,248	58,050	87,293
Training	66,215	62,756	58,338
Other personnel expenses	386,016	340,571	280,222
Total	9,327,714	9,206,007	8,937,278

b) Share-Based Compensation

Banco Santander has long-terms compensation plans linked to the market price of the shares. The members of the Executive Board of Banco Santander are eligible for these plans, as well as other members selected by the Board of Directors, whose selection will take into account seniority of the group. For the Board of Directors members in order to be eligible, it is necessary to exercise Executive Board functions. These amounts are recorded under Other liabilities (Note 25) and personnel expenses (Note 40.a).

b.1) Local Program

Those are the compensation long-term programs and their characteristics.

Vesting Period
Program	Plan	Liquidity Type		Period of Exercise/Settlement
Local	Long-Term Incentive Plan - Private Ultra High (1)	Money	Apr/2017 to Dec/19	In March/2020 and March/2021
Global	Global Long-Term - ILP CRDIV - Granted 2015 (2) (3)	Santander Global Group Shares	2015 to 2018	In 2019/2020
Local	Long-Term Incentive Plan - Technology	Santander Brasil Bank Shares	Jul/2019 to Jun/2022	In July/2022
Local	Long-Term Incentive Plan - Pi Investments	Santander Brasil Bank Shares	Jan/2019 to Dec/2021	In March/2022 and March/2023
Local	Long-Term Incentive Plan - Ben'	Santander Brasil Bank Shares	Jan/2019 to Dec/2021	In March/2022 and March/2023

(1) It aims at the growth and profitability of the Private business and the recognition of the Participant's contribution.

(2) Subject to the achievement of the Santander Group's RTA performance indicator, comparing the Group's evolution in this indicator with that of the main global competitors.

(3) The Plans do not cause dilution of the Bank's share capital, since they are paid in shares of Banco Santander Spain. In April 2019, the type of settlement of the Global grant programs 2015 was changed to cash.

Fair Value and Parameters for Performance for Actuality Plans

Each participant has a target reference in Reais and the exact amount of the bonus will be determined by the measurement of the following performance indicators, with payments made in two installments: the first in March 2020 and the second in March 2021.

Indicators - Phase 1 (Reference Value)

• BAI of 2017.

Indicators - Phase 2 (Calculation of Cash Incentive)

• BAI - 50% (Benefit Indicator before Private Ultra High Segment Taxes);

• MOL - 25% (Private Ultra High Segment Net Margin Indicator); and

• AUM - 25% (Assets Under Management Indicator of Private Ultra High Segment).

In December 2018, the provision recorded for the local long-term incentive plan - Private Ultra High was reversed due to the probability of non-compliance with the acquisition condition related to the performance target. Management followed the performance parameter of the plan until December 2019. The amount of the expense with the provision related to this plan recorded in 2017 was R $ 2,935.

i.              Long-Term Incentive Plan - Technology

This is a retention plan for key positions where the participant must remain active during the term of the plan in order to be entitled to receive it.

Each executive had a target in Reais, which was converted to Santander Brasil shares (SANB11) at the price of R $ 44,66, which will be delivered in July/2022, with lockup of 1 year.

Payment is subject to the application of the Malus/Clawback clauses, which may reduce or cancel the shares to be delivered in the event of non-compliance with internal regulations and exposure to excessive risk.

	Number of Shares	Granted Year	Employees	Date of Commencement of the Period	Date of Expiry of Period
ILP Technology	123,158	2019	Executives	Jul-19	Jun-22
Delivered shares	-	2019	Executives	Jul-19	Jun-22
Canceled shares	-	2019	Executives	Jul-19	Jun-22
Balance Plans on December 31, 2019	123,158

ii.             Long-Term Incentive Plan - Pi Investments

The agreed values of the ILP for each participant will be obtained based on determination of the achievement of indicators in two moments: 2020 and 2021.

Indicators 2020	Indicators 2021
Active Clients - Clients with average monthly balance	Active Clients - Clients with average monthly balance
Clients Base (AuM) - Distributed volume including balance account	Clients Base (AuM) - Distributed volume including balance account
Revenue 2020	Revenue 2021
BAI (Indicador de Lucro antes do Imposto)

This is a retention plan for key positions where the participant must remain active until the payment date.

Payment will be made in SANB11 shares, 50% in March / 2022 and 50% in March / 2023, with lockup of 1 year after each payment and subject to the application of the Malus / Clawback clauses, which may reduce or cancel the shares to be delivered in case of non-compliance with internal regulations and exposure to excessive risks.

iii.            ILP Ben

The agreed values of the ILP for each participant will be obtained based on determination of the achievement of indicators in two moments: 2020 and 2021.

Indicators
Number of Corporate Clients
Number of Personal Clients
Number of Accredited Establishments
Revenue
BAI (Earnings before Tax indicator)

This is a retention plan for key positions where the participant must remain active until the payment date.

Payment will be made in SANB11 shares, 50% in March / 2022 and 50% in March / 2023, with lockup of 1 year after each payment and subject to the application of the Malus / Clawback clauses, which may reduce or cancel the shares to be delivered in case of non-compliance with internal regulations and exposure to excessive risks.

b.2) Global Program

In 2019, were not recognized daily pro-rata expenses (2018 - R$5,726 e 2017 - R$4,797), for total plans of the Global Program.

b.3) Variable Remuneration based in shares

In the long-term incentive plan (deferral), the requirements for payment of future deferred installments of variable remuneration are determined, considering the long-term sustainable financial bases, including the possibility of applying reductions or cancellations depending on the risks assumed and fluctuations of the cost of capital.

The Banco Santander variable remuneration plan is divided into 2 programs: (i) Identified Collective and (ii) Unidentified Collective.

a) Collective Identified - Participants of the Executive Committee, Statutory Directors and other executives who take significant risks in the Bank and are responsible for the control areas. The deferral will be half in cash, 50% indexed by 100% of CDI and 50% in shares (SANB11). On the exercise ended on December 31, 2019, was recorded loss amounted to R$98,441 (2018 - R$50,896 and 2016 - R$81,838), regarding the provision of the deferral plan in shares.

b) Collective Unidentified - managerial employees and other employees of the organization that will be benefited from the deferral plan. The deferred amount will be paid 100% cash, indexed by 100% of CDI. On the year ended on December 31, 2019, there were expense of R$104,068 (2018 - R$74,871 and 2016  - R$124,926).